Contingent Liabilities (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	₪ 87
Amount of additional exposure	6,430
Amount of exposure for claims for which the amount of exposure cannot be assessed	3,961
Customer claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	59
Amount of additional exposure	4,183
Amount of exposure for claims for which the amount of exposure cannot be assessed	2,148	[1]
Claims by enterprises and companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	11
Amount of additional exposure	2,005	[2]
Amount of exposure for claims for which the amount of exposure cannot be assessed	1,808
Claims of employees and former employees of Group companies [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	1
Amount of additional exposure	4
Amount of exposure for claims for which the amount of exposure cannot be assessed	1
Claims by the State and authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions	16
Amount of additional exposure	24
Amount of exposure for claims for which the amount of exposure cannot be assessed
Supplier and communication provider claims [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions
Amount of additional exposure	148
Amount of exposure for claims for which the amount of exposure cannot be assessed	4
Claims for punitive damages, real estate and infrastructure [Member]
Disclosure of contingent liabilities in business combination [line items]
Balance of provisions
Amount of additional exposure	66
Amount of exposure for claims for which the amount of exposure cannot be assessed

[1]	Including exposure in the amount of NIS 1.11 billion for a motion for certification as a class action against Bezeq, as well as against the subsidiary Walla, Yad 2 and an advertising company owned by Walla, which addresses with Bezeq's 144B service. Subsequent to the date of the financial statements, the motion was dismissed.
[2]	Including exposure of NIS 2 billion for a motion for certification as a class action filed by a shareholder against Bezeq and officers in Bezeq, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees, which the plaintiff estimates at NIS 1.1 billion or NIS 2 billion (depending on the method used to calculate the damage).